Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025
Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Facility equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Facility equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	13 years